Schedule of original condition in end lease (Details)	12 Months Ended
Jun. 30, 2024 Integer
IfrsStatementLineItems [Line Items]
No. of right-of-use assets leased	1
No. of leases with extension options
No. of leases with options to purchase
No. of leases with variable payments linked to an index
No. of leases with termination options
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of remaining term	2 years
Average remaining lease term	2 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Range of remaining term	3 years